THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
LONG-TERM INVESTMENTS (97.6%)
CALIFORNIA (0.5%)
    $ 1,000      Kaweah Delta Hospital District, Tulare
                   County, (Series F, due 06/01/14)..........      PP        NR/NR      06/01/00(a)    5.250% $  1,000,000
                                                                                                              ------------

CONNECTICUT (1.4%)
      1,000      Mashantucket Western Pequot Tribe, (Special
                   Revenue, Prerefunded, Series A) 144A......      RB       Aaa/AAA     09/01/01       6.250     1,067,740
        250      Mashantucket Western Pequot Tribe, (Special
                   Revenue, Prerefunded, Series A) 144A......      RB       Aaa/AAA     09/01/02       6.250       270,952
      1,100      Mashantucket Western Pequot Tribe, (Special
                   Revenue, Series A) 144A...................      RB      Baa2/BBB-    09/01/01       6.250     1,162,326
        250      Mashantucket Western Pequot Tribe, (Special
                   Revenue, Series A) 144A...................      RB      Baa2/BBB-    09/01/02       6.250       267,207
                                                                                                              ------------
                     TOTAL CONNECTICUT.......................                                                    2,768,225
                                                                                                              ------------

NEW YORK (94.0%)
      4,000      Erie County Water Authority, (Water Revenue,
                   Refunding, Series A, due 12/01/04), AMBAC
                   Insured...................................      RB       Aaa/AAA     12/01/03(a)    5.000     4,157,800
      2,250      Grand Central District Management
                   Association Inc., (Business Improvement
                   District, Prerefunded, due 01/01/22)......      SO       Aaa/AAA     01/01/02(a)    6.500     2,470,027
      4,000      Metropolitan Transportation Authority,
                   (Commuter Facilities, Refunding, Series
                   D), MBIA Insured..........................      RB       Aaa/AAA     07/01/06       6.000     4,430,280
      5,500      Metropolitan Transportation Authority,
                   (Dedicated Tax Fund, Series A), MBIA
                   Insured...................................      RB       Aaa/AAA     04/01/11       6.250     6,251,795
      2,205      Metropolitan Transportation Authority,
                   (Excess Loss Funding, Special Obligation),
                   MBIA Insured..............................      RB       Aaa/AAA     07/01/05       5.000     2,282,021
      1,370      Metropolitan Transportation Authority,
                   (Service Contract, Commuter Facilities,
                   Refunding, Series N)(d)...................      RB      Baa1/BBB+    07/01/02       6.625     1,487,217
      1,500      Metropolitan Transportation Authority,
                   (Service Contract, Commuter Facilities,
                   Refunding, Series O)......................      RB      Baa1/BBB+    07/01/08       5.750     1,610,985

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 1,075      Monroe County, (Public Improvement,
                   Partially Prerefunded, Partially Escrowed
                   to Maturity), AMBAC Insured...............      GO       Aaa/AAA     06/01/08       5.875% $  1,199,044
         55      Monroe County, (Public Improvement,
                   Prerefunded, Escrowed to Maturity, Series
                   1995), AMBAC Insured......................      GO       Aaa/AAA     06/01/08       5.875        61,346
      1,500      Municipal Assistance Corp. for the City of
                   New York, (Refunding, Series J)...........      RB        Aa2/AA     07/01/04       6.000     1,640,655
      2,150      Municipal Assistance Corp. for the City of
                   New York, (Series G)(d)...................      RB        Aa2/AA     07/01/05       6.000     2,362,743
      1,460      New York City Industrial Development Agency,
                   (Civil Facilities Revenue, Refunding, YMCA
                   Greater New York Project)(d)..............      RB       Baa3/NR     08/01/05       6.000     1,570,872
      1,000      New York City Industrial Development Agency,
                   (Civil Facilities Revenue, YMCA Greater
                   New York Project).........................      RB       Baa3/NR     08/01/06       6.000     1,077,570
      1,000      New York City Industrial Development Agency,
                   (IDR, Brooklyn Navy Yard, Cogen Partners,
                   due 10/01/22).............................      RB      Baa3/BBB-    10/01/21(a)    6.200     1,102,370
      2,000      New York City Municipal Water Finance
                   Authority, (Water & Sewer System Revenue,
                   Series D)(d)..............................      RB        A2/A-      06/15/07       5.000     2,073,540
      3,000      New York City Transitional Finance
                   Authority, (Series A).....................      RB        Aa3/AA     08/15/07       5.500     3,244,770
      2,400      New York City Transitional Finance
                   Authority, (Series B).....................      RB        Aa3/AA     11/15/04       5.250     2,532,624
      1,750      New York City, (Refunding, Series A)........      GO       A3/BBB+     08/01/02       5.750     1,845,498
      1,250      New York City, (Refunding, Series A)........      GO       A3/BBB+     08/01/04       7.000     1,417,275
      1,715      New York City, (Refunding, Series A)........      GO       A3/BBB+     08/01/02       5.700     1,805,243
      6,000      New York City, (Refunding, Series A, due
                   08/01/03).................................      GO       A3/BBB+     08/01/02(a)    6.250     6,494,700
      1,070      New York City, (Refunding, Series C)........      GO       A3/BBB+     02/01/04       6.000     1,148,923
      1,500      New York City, (Refunding, Series H)........      GO       A3/BBB+     03/15/05       6.500     1,664,085
      3,125      New York City, (Refunding, Series M)........      GO       A3/BBB+     06/01/00       6.000     3,247,031
      2,070      New York State Dormitory Authority, (City
                   University System, Series A)..............      RB      Baa1/BBB+    07/01/00       5.000     2,106,743
      1,000      New York State Dormitory Authority, (City
                   University System, Series D)..............      RB      Baa1/BBB+    07/01/03       8.750     1,197,280

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 2,000      New York State Dormitory Authority,
                   (Hospital New York & Presbyterian), AMBAC
                   Insured...................................      RB       Aaa/AAA     02/01/04       5.000% $  2,065,740
      5,650      New York State Dormitory Authority, (Mental
                   Health Services Facilities Improvements,
                   Refunding, Series B)(d)...................      RB        A3/A-      02/15/06       6.000     6,117,029
      1,175      New York State Dormitory Authority, (Mental
                   Health Services Facilities Improvements,
                   Series B).................................      RB        A3/A-      02/15/09       6.500     1,333,566
      1,440      New York State Dormitory Authority, (Mental
                   Health Services Facilities, Series C).....      RB        A3/A-      08/15/07       5.375     1,509,955
      2,000      New York State Dormitory Authority, (New
                   York University, Series A), MBIA
                   Insured...................................      RB       Aaa/AAA     07/01/06       5.000     2,065,600
      2,500      New York State Dormitory Authority,
                   (Refunding, Hospital-New York &
                   Presbyterian, due 08/01/13), AMBAC
                   Insured...................................      RB       Aaa/AAA     02/01/08(a)    4.400     2,508,200
      2,000      New York State Dormitory Authority,
                   (Secondary Hospital, North General
                   Hospital, Refunding, Series G)............      RB      Baa1/BBB+    02/15/05       5.500     2,091,540
      2,000      New York State Dormitory Authority, (Sloan
                   Kettering Cancer, Series C), MBIA
                   Insured(c)................................      RB       Aaa/AAA     07/01/19       5.750     2,175,700
      3,000      New York State Dormitory Authority, (State
                   University Educational Facilities)........      RB        A3/A-      05/15/01       5.250     3,099,810
      1,750      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Prerefunded, Series B, due 05/15/15)......      RB        Aaa/A-     05/15/00(a)    7.250     1,898,278
      1,500      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Refunding, Series A)......................      RB        A3/A-      05/15/04       6.500     1,669,605
      1,500      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Refunding, Series A), AMBAC Insured.......      RB       Aaa/AAA     05/15/07       5.500     1,609,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 3,000      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Refunding, Series A), FGIC Insured(d).....      RB       Aaa/AAA     05/15/11       5.875% $  3,294,960
      1,580      New York State Dormitory Authority, (State
                   University Educational Facilities,
                   Refunding, Series B), AMBAC Insured.......      RB       Aaa/AAA     05/15/09       5.250     1,660,912
      1,210      New York State Dormitory Authority,
                   (University of Rochester, Series A).......      RB        A1/A+      07/01/06       6.500     1,369,224
      2,000      New York State Dormitory Authority,
                   (University of Rochester, Series A), MBIA
                   Insured(c)................................      RB       Aaa/AAA     07/01/05       5.000     2,068,600
      1,110      New York State Dormitory Authority, Lease
                   Revenue, (State University Dormitory
                   Facilities, Series A), AMBAC Insured......      RB       Aaa/AAA     07/01/11       6.000     1,233,332
      5,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving Fund,
                   New York City Municipal Water)............      RB        Aa2/A+     06/15/11       5.750     5,438,450
      5,000      New York State Environmental Facilities
                   Corp., (Special Obligation, Prerefunded,
                   due 04/01/22).............................      RB       Aaa/AAA     04/01/02(a)    7.375     5,672,800
      2,000      New York State Government Assistance Corp.,
                   (Series B, due 04/01/20)..................      RB       Aaa/AAA     04/01/01(a)    7.500     2,225,200
      2,600      New York State Housing Finance Agency,
                   (Service Contract Obligation, Refunding,
                   Series C).................................      RB      Baa1/BBB+    03/15/05       4.850     2,616,484
      1,500      New York State Local Government Assistance
                   Corp., (Refunding, Series B), MBIA
                   Insured...................................      RB       Aaa/AAA     04/01/04       5.250     1,577,565
      3,350      New York State Local Government Assistance
                   Corp., (Refunding, Series E)..............      RB        A3/A+      04/01/14       6.000     3,707,747
      1,000      New York State Local Government Assistance
                   Corp., (Series A).........................      RB        A3/A+      04/01/00       6.200     1,040,790
      1,000      New York State Local Government Assistance
                   Corp., (Series C, due 04/01/12)...........      RB        A3/A+      04/01/09(a)    6.000     1,108,140

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 2,850      New York State Medical Care Facilities
                   Finance Agency, (Hospital & Nursing Home
                   Services, Series D, due 02/15/32).........      RB        Aa2/AA     02/15/03(a)    6.450% $  3,169,286
      1,500      New York State Medical Care Facilities
                   Finance Agency, (Mental Health Services,
                   Refunding, Series F)......................      RB        A3/A-      02/15/03       6.000     1,596,735
      2,000      New York State Power Authority, (Revenue &
                   General Purpose, Escrowed to Maturity,
                   Series W).................................      RB        Aa2/NR     01/01/03       6.625     2,201,980
      2,195      New York State Power Authority, (Revenue &
                   General Purpose, Escrowed to Maturity,
                   Series W, due 01/01/08)...................      RB        Aa2/NR     01/01/06(a)    6.500     2,538,035
      2,000      New York State Thruway Authority, (Service
                   Contract, Local Highway & Bridge) (d).....      RB      Baa1/BBB+    04/01/05       6.000     2,160,860
      2,000      New York State Thruway Authority, (Service
                   Contract, Local Highway & Bridge,
                   Refunding)................................      RB      Baa1/BBB+    04/01/04       5.500     2,085,540
      2,470      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)................................      RB      Baa1/BBB+    01/01/06       6.250     2,711,146
      1,155      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)................................      RB      Baa1/BBB+    01/01/07       6.250     1,275,374
      3,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Prerefunded, Series 2, due 01/01/21)......      RB       Aaa/BBB+    01/01/01(a)    6.500     3,184,830
      2,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities, Series
                   6)........................................      RB      Baa1/BBB+    01/01/03       6.000     2,127,720
      2,635      New York State Urban Development Corp.,
                   (Sub-Lien, Refunding).....................      RB         A2/A      01/01/06       6.000     2,887,538
      5,250      New York State, (Refunding, Series A).......      GO         A2/A      07/15/06       6.500     5,981,798
      1,350      New York State, (Refunding, Series C).......      GO         A2/A      10/01/04       6.000     1,477,143
      1,000      Orange County, (Refunding)..................      GO        Aa2/NR     11/15/04       5.500     1,072,520
      1,000      Orange County, (Refunding)..................      GO        Aa2/NR     11/15/05       5.500     1,076,610
      7,730      Port Authority of New York & New Jersey,
                   (Special Obligation, Series 6), MBIA
                   Insured...................................      RB       Aaa/AAA     12/01/11       6.250     8,750,051

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $ 1,030      Suffolk County Water Authority, (Water
                   Systems Revenue, Prerefunded, due
                   06/01/04), AMBAC Insured..................      RB       Aaa/AAA     06/01/00(a)    6.600% $  1,103,748
      1,000      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Series A)...............      RB        Aa3/A+     01/01/11       6.000     1,120,200
      3,000      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Series SR, due
                   01/01/07).................................      RB        Aa3/A+     01/01/99(a)    5.000     3,121,110
      1,000      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Series X)...............      RB        Aa3/A+     01/01/12       6.625     1,176,320
      1,500      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Series Y)...............      RB        Aa3/A+     01/01/07       5.900     1,657,575
      4,000      Triborough Bridge & Tunnel Authority,
                   (Prerefunded, Series T, due 01/01/20).....      RB        Aaa/A+     01/01/01(a)    7.000     4,369,400
      1,000      Trust for Cultural Resources of the City of
                   New York, (Series 1997, due 04/01/05).....      PP        NR/NR      10/01/01(a)    5.250     1,022,020
      2,000      United Nations Development Corp., (Senior
                   Lien, Series A, Prerefunded, due
                   07/01/26).................................      RB        Aaa/NR     07/01/03(a)    6.000     2,199,880
      3,230      Yonkers, (Series C), AMBAC Insured..........      GO       Aaa/AAA     08/01/04       5.500     3,445,861
                                                                                                              ------------
                     TOTAL NEW YORK..........................                                                  185,154,144
                                                                                                              ------------

PUERTO RICO (1.7%)
      3,000      University of Puerto Rico, (Refunding,
                   Series N), MBIA Insured...................      RB       Aaa/AAA     06/01/05       6.250     3,361,170
                                                                                                              ------------
                     TOTAL LONG TERM INVESTMENTS (COST $185,922,597)........................................   192,283,539
                                                                                                              ------------
SHORT-TERM INVESTMENTS (3.0%)
CALIFORNIA (0.0%)
        100      Los Angeles Regional Airports Improvement
                   Corp., (Los Angeles International Airport,
                   due 12/01/25), LOC Societe Generale.......    VRDN       NR/A-1+     04/01/98(b)    3.750       100,000
                                                                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
GEORGIA (0.6%)
    $   200      Appling County Development Authority, (PCR,
                   Georgia Power Co. Plant, Hatch Project,
                   due 09/01/29).............................    VRDN      VMIG1/A-1    04/01/98(b)    3.800% $    200,000
        400      Burke County Development Authority, (PCR,
                   Georgia Power Co., Vogtle Project 1-st
                   Series, due 04/01/32).....................    VRDN      VMIG1/A-1    04/01/98(b)    3.800       400,000
        500      Burke County Development Authority, (PCR,
                   Georgia Power Co., Vogtle Project-4th
                   Series, due 09/01/25).....................    VRDN       VMIG1/A+    04/01/98(b)    3.800       500,000
        100      Burke County Development Authority, (PCR,
                   Georgia Power Co., Vogtle Project-5th
                   Series, due 07/01/24).....................    VRDN      VMIG1/A-1    04/01/98(b)    3.750       100,000
                                                                                                              ------------
                                                                                                                 1,200,000
                                                                                                              ------------

ILLINOIS (0.3%)
        500      Illinois Development Finance Authority,
                   (Olin Corp. Project, Refunding, Series A,
                   due 06/01/04), LOC Wachovia Bank..........    VRDN       NR/A-1+     04/01/98(b)    3.850       500,000
                                                                                                              ------------

MASSACHUSETTS (0.0%)
        100      Massachusetts State Industrial Finance
                   Agency, (PCR, Refunding, due 10/01/22)....    VRDN      VMIG1/A-1    04/01/98(b)    3.650       100,000
                                                                                                              ------------

MICHIGAN (0.1%)
        200      Midland County Economic Development Corp.,
                   (Dow Chemical Co. Project, Refunding,
                   Series B, due 12/01/15)...................    VRDN       P-1/A-1     04/01/98(b)    3.850       200,000
                                                                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
NEW YORK (0.3%)
    $   200      New York City Municipal Water Finance
                   Authority, (Water and Sewer Systems
                   Revenue, Series C, due 06/15/23), FGIC
                   Insured...................................    VRDN      VMIG1/A-1+   04/01/98(b)    3.850% $    200,000
        100      New York City, (Series B, due 10/01/21),
                   FGIC Insured..............................    VRDN      VMIG1/A-1+   04/01/98(b)    3.800       100,000
        200      New York State Energy Research & Development
                   Authority, (PCR, New York State Electric &
                   Gas, Refunding, Series C, due 06/01/29)
                   LOC Morgan Guaranty Trust.................    VRDN      VMG1/A-1+    04/01/98(b)    3.650       200,000
                                                                                                              ------------
                                                                                                                   500,000
                                                                                                              ------------

TENNESSEE (0.4%)
        100      Bradley County Industrial Development Board,
                   (Olin Corp., Series C, due 11/01/17), LOC
                   Wachovia Bank.............................    VRDN       NR/A-1+     04/01/98(b)    3.850       100,000
        600      Tennessee State (Adjustable Bond,
                   Anticipation Notes, Series A, due
                   07/02/01).................................    VRDN      VMIG1/A-1+   04/01/98(b)    3.650       600,000
                                                                                                              ------------
                                                                                                                   700,000
                                                                                                              ------------

TEXAS (0.4%)
        800      North Central Health Facilities Development
                   Corp., (Hospital Revenue, Presbyterian
                   Medical Center, Series D, due 12/01/15),
                   MBIA Insured..............................    VRDN      VMIG1/A-1+   04/01/98(b)    3.750       800,000
                                                                                                              ------------

WEST VIRGINIA (0.1%)
        300      Marshall County, (Bayer Corp. Project,
                   Refunding, due 03/01/09)..................    VRDN       P-1/A-1+    04/01/98(b)    3.850       300,000
                                                                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                 MOODY'S/
    AMOUNT                                                     SECURITY       S&P        MATURITY
(IN THOUSANDS)               SECURITY DESCRIPTION                TYPE     (UNAUDITED)      DATE        RATE      VALUE
--------------   --------------------------------------------  --------   ------------  -----------   ------  ------------
WYOMING (0.8%)
    $   200      Lincoln County, (PCR, Exxon Project, Series
                   B, due 11/01/14)..........................    VRDN       P-1/A-1+    04/01/98(b)    3.850% $    200,000
      1,400      Platte County, (PCR, Tri-State G&T, Series
                   A, due 07/01/14), LOC Societe Generale....    VRDN        P-1/NR     04/01/98(b)    4.000     1,400,000
                                                                                                              ------------
                                                                                                                 1,600,000
                                                                                                              ------------
                 TOTAL SHORT-TERM INVESTMENTS (COST $6,000,000).............................................     6,000,000
                                                                                                              ------------
                 TOTAL INVESTMENTS (COST $191,922,597) (100.6%).............................................   198,283,539
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)..............................................    (1,272,129)
                                                                                                              ------------
                 NET ASSETS (100.0%)........................................................................  $197,011,410
                                                                                                              ------------
                                                                                                              ------------

------------------------------
Note: Based on the cost of investments of $191,955,850 for federal income tax purposes at March 31, 1998, the aggregate gross unrealized appreciation and depreciation was $6,504,546 and $176,857 respectively, resulting in net unrealized appreciation of investments of $6,327,689.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(c) When-issued security.

(d) Segregated either partially or fully with the custodian for when-issued securities.

Abbreviations used in the Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, MBIA - Municipal Bond Investors Assurance Corp., LOC - Letter of Credit, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, SO - Special Obligation, VRDN - Variable Rate Demand Note.

Escrowed to Maturity - Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity coincides with the first call date of the first bond.

Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding - Bonds for which the issuer has issued new bonds and canceled the old issue.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $191,922,597 )          $198,283,539
Cash                                                     86,692
Interest Receivable                                   2,976,889
Deferred Organization Expenses                            2,323
Prepaid Trustees' Fees                                      595
Prepaid Expenses and Other Assets                           562
                                                   ------------
    Total Assets                                    201,350,600
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     4,262,273
Advisory Fee Payable                                     49,802
Administrative Services Fee Payable                       8,246
Custody Fee Payable                                       5,053
Administration Fee Payable                                  367
Fund Services Fee Payable                                   258
Accrued Expenses                                         13,191
                                                   ------------
    Total Liabilities                                 4,339,190
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $197,011,410
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $ 8,603,253
EXPENSES
Advisory Fee                                       $513,516
Custodian Fees and Expenses                          57,278
Administrative Services Fee                          52,013
Professional Fees and Expenses                       43,922
Fund Services Fee                                     5,740
Administration Fee                                    2,869
Trustees' Fees and Expenses                           2,516
Amortization of Organization Expenses                 2,304
Miscellaneous                                         8,966
                                                   --------
    Total Expenses                                                689,124
                                                              -----------
NET INVESTMENT INCOME                                           7,914,129
NET REALIZED GAIN ON INVESTMENTS                                1,111,960
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   4,862,341
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $13,888,430
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1998   MARCH 31, 1997
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    7,914,129   $    6,033,800
Net Realized Gain (Loss) on Investments                 1,111,960          (18,872)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                         4,862,341         (401,871)
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       13,888,430        5,613,057
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          87,771,218       71,063,672
Withdrawals                                           (52,571,222)     (27,423,240)
                                                   --------------   --------------
    Net Increase from Investors' Transactions          35,199,996       43,640,432
                                                   --------------   --------------
    Total Increase in Net Assets                       49,088,426       49,253,489
NET ASSETS
Beginning of Fiscal Year                              147,922,984       98,669,495
                                                   --------------   --------------
End of Fiscal Year                                 $  197,011,410   $  147,922,984
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD
                                            FOR THE FISCAL YEAR     APRIL 11, 1994
                                              ENDED MARCH 31,      (COMMENCEMENT OF
                                           ---------------------    OPERATIONS) TO
                                           1998    1997    1996     MARCH 31, 1995
                                           -----   -----   -----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                  0.40%   0.43%   0.44%        0.48%(a)
  Net Investment Income                     4.62%   4.75%   4.72%        4.59%(a)
  Decrease Reflected in Expense Ratio due
    to Expense Reimbursement                  --      --      --         0.03%(a)
Portfolio Turnover                            51%     35%     41%          63%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31,1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. The portfolio's investment objective is to provide high after-tax total return for New York residents consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Portfolio securities are valued by an outside independent pricing service approved by the trustees. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. Securities or other assets for which market quotations are not readily available are valued in accordance with procedures established by the portfolio's trustees. Such procedures include the use of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31,1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. For the fiscal year ended March 31, 1998, this fee amounted to $513,516.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended March 31, 1998, the fee for these services amounted to $2,869.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended March 31, 1998, the fee for these services amounted to $52,013.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of group. The portfolio's allocated portion of Group's costs in performing its services amounted to $5,740 for the fiscal year ended March 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of J.P.Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31,1998
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended March 31, 1998, were as follows:

                                                     COST OF       PROCEEDS
                                                    PURCHASES     FROM SALES
                                                   ------------   -----------
Municipal Obligations............................  $116,007,339   $83,855,522

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the underlying investor fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The New York Total Return Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The New York Total Return Bond Portfolio (the "portfolio") at March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and supplementary data for each of the three years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995 in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
May 19, 1998

34